Debt (Long-Term Debt - Scheduled Repayments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Debt repayments
2021	$ 3,418
2022	5,951
2023	7,779
2024	7,849
2025	6,389
Thereafter	$ 134,268
Weighted-average interest rate
2021	3.80%
2022	3.30%
2023	3.40%
2024	3.30%
2025	3.90%
Thereafter	4.20%